Financial Risk Management and Fair Values of Financial Instruments - Carrying Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	¥ 3,211	¥ 2,877	¥ 1,979
Derivative financial liabilities	(1,222)	(3,148)
Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	40	100
Other non-current financial assets	27	28
Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	523	699
Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	68	64
Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(20)	(53)
Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(1,222)	(3,092)
Recurring fair value measurement [member] | Forward Foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities		(56)
Level 1 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Other non-current financial assets	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	68	64
Level 1 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0	0
Level 1 [Member] | Recurring fair value measurement [member] | Forward Foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities		0
Level 2 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(20)	(53)
Level 2 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	(1,222)	(3,092)
Level 2 [Member] | Recurring fair value measurement [member] | Forward Foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities		(56)
Level 3 [Member] | Recurring fair value measurement [member] | Non listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	40	100
Other non-current financial assets	27	28
Level 3 [Member] | Recurring fair value measurement [member] | Non-tradable shares [member]
Disclosure of fair value measurement of assets [line items]
Other equity instruments investments	523	699
Level 3 [Member] | Recurring fair value measurement [member] | Listed shares [member]
Disclosure of fair value measurement of assets [line items]
Other non-current financial assets	0	0
Level 3 [Member] | Recurring fair value measurement [member] | Interest rate swaps [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	0	0
Level 3 [Member] | Recurring fair value measurement [member] | Derivative component of convertible bonds [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities	¥ 0	0
Level 3 [Member] | Recurring fair value measurement [member] | Forward Foreign exchange and foreign exchange options contracts [member]
Disclosure of fair value measurement of assets [line items]
Derivative financial liabilities		¥ 0